Share-based compensation - Time Restricted Stock Units - Cost related to non-vested awards (Details) - Time Restricted Stock Units $ in Thousands	Dec. 31, 2025 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2026	$ 901
2027	374
2028	53
Total	$ 1,328